Income Taxes (Details1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes Details1 [Abstract]
Canadian federal and provincial recovery of income taxes using statutory rate of 27% (2020 – 27%,)	$ (9,029)	$ (3,630)
Change in unrecognized deductible temporary differences and unused tax losses	6,538	3,093
Permanent differences and other	2,259	537
Income tax recovery	$ (232)	$ 0